Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 17, 2018
Registrant Name	Westchester Capital Funds
Central Index Key	0001572617
Amendment Flag	false
Document Creation Date	Jan. 17, 2018
Document Effective Date	Jan. 17, 2018
Prospectus Date	Nov. 16, 2017
WCM Alternatives: Credit Event Fund | Institutional Class
Prospectus:
Trading Symbol	WCFIX
WCM Alternatives: Credit Event Fund | Investor Class
Prospectus:
Trading Symbol	WCFRX